Deposits_Details Of Deposits(Details) $ in Thousands, ₩ in Millions	Dec. 31, 2018 KRW (₩)		Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2017 KRW (₩)
Disclosure Of Deposits From Customers Line Items [Line Items]
Deposits	₩ 276,770,449	[1]	$ 248,704,182		₩ 255,800,048
Demand deposits
Disclosure Of Deposits From Customers Line Items [Line Items]
Deposits	122,489,971				120,588,781
Demand deposits in Korean won
Disclosure Of Deposits From Customers Line Items [Line Items]
Deposits	115,602,691				113,676,999
Demand deposits in foreign currencies
Disclosure Of Deposits From Customers Line Items [Line Items]
Deposits	6,887,280				6,911,782
Time deposits
Disclosure Of Deposits From Customers Line Items [Line Items]
Deposits	150,748,759				131,992,727
Time deposits in Korean won
Disclosure Of Deposits From Customers Line Items [Line Items]
Deposits	145,336,136				127,562,153
Bank Time Deposits In Foreign Currencies Member [Member]
Disclosure Of Deposits From Customers Line Items [Line Items]
Deposits	5,412,623				4,430,574
Time deposits in foreign currencies
Disclosure Of Deposits From Customers Line Items [Line Items]
Deposits	5,501,887				4,481,607
Fair value adjustments on valuation of fair value hedged items
Disclosure Of Deposits From Customers Line Items [Line Items]
Deposits	(89,264)				(51,033)
Certificates of deposits
Disclosure Of Deposits From Customers Line Items [Line Items]
Deposits	₩ 3,531,719				₩ 3,218,540

[1]	The consolidated statement of financial position as of December 31, 2018 is prepared in accordance with IFRS 9 and IFRS 15, and the comparatives as of December 31, 2017 has not been restated.